Acquisition (Details) - Schedule of Allocation of the Purchase Price as of the Acquisition	12 Months Ended
Sep. 30, 2023 USD ($)
Schedule of Allocation of the Purchase Price as of the Acquisition [Abstract]
Cash and cash equivalents	$ 141,891
Accounts receivable	76,372
Notes receivable	44,183
Advance to suppliers	154,230
Prepaid expenses and other current assets, net	1,726
Inventories, net	434,110
Fixed assets	48,754
Intangible assets - patents	2,529,954
Intangible assets – software copyright	659,988
Total assets (a)	4,091,208
Advances from customers	22,647
Accounts payable	30,361
Accrued expenses and other payables	164,012
Total liabilities (b)	217,020
Total net identifiable asset acquired (c=a-b)	3,874,188
Non-controlling interest on Changzhou Higgs (d)	273,698
Total consideration (e)	8,748,288
Goodwill as of acquisition date (e+d-c)	5,147,798
Goodwill impairment	(1,792,392) [1]
Foreign currency translation adjustment	(297,463)
Goodwill as of September 30, 2023	$ 3,057,943

[1]	The Company conducted qualitative assessment on the goodwill and decided that impairment indicators implied that it was likely that the FV of the cash generation unit (“CGU”) is less than the carrying amount. Thus, the Company involved an independent third-party valuation specialist to conduct impairment testing on the CGU. The Company recognized $1,792,392 impairment loss of goodwill related to the acquisition of Changzhou Sixun for the year ended September 30, 2023, which was recognized in the consolidated statements of operations. As of September 30, 2023, the carrying amount of goodwill was $3,057,943.